Investments (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Held-to-Maturity Securities [Line Items]
Amortized cost, as adjusted	$ 135,480	$ 193,305
Gross unrealized holding gains	172	16
Gross unrealized holding losses	0	0
Estimated fair value	$ 135,652	193,321
U.S. treasury notes
Schedule of Held-to-Maturity Securities [Line Items]
Amortized cost, as adjusted		48,947	$ 0
Gross unrealized holding gains		16	0
Gross unrealized holding losses		0	0
Estimated fair value		$ 48,963	$ 0